Expense Example - Invesco VI Conservative Balanced Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	68	283	516	1,184	94	362	650	1,472